LONG-TERM DEBT	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
6. LONG-TERM DEBT

Long-term debt comprises:

(In thousands of U.S. dollars)	December 31, 2012	September 30, 2013

Government loans for R&D projects (a)	4,696	4,545
Acquisition liability contingent consideration (b)	24,063	46,582
Acquisition liability note (b)	5,713	10,260
Acquisition liability warrant consideration (b)	2,157	7,457
Facility agreement (c)	-	12,291
Royalty agreement (c)	-	4,628
Total	36,629	85,763
Current portion	3,351	20,365
Long-term portion	33,278	65,398

(a) French government agencies provide financing to French companies for research and development. At December 31, 2012 and September 30, 2013, the Company had outstanding loans of $4,696,000 and $4,545,000, respectively for various programs. These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Potential repayment is scheduled to occur from 2013 through 2019.

(b) The Acquisition liability relates to the acquisition by the Company on March 13, 2012, through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC. In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of:

⋅	a $12 million senior, secured six-year note that is guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat;
⋅	two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel (“ADSs”); and
⋅
a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals launch products and to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million. The Company subsequently sold the Hycet® assets in November 2013. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.

As of September, 2013, the fair value of the note was estimated using a probability-weighted discounted cash flow model. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The key assumptions are as follows: 20% discount rate, 100% probability of success. The note has no early redemption premium.

The fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

	Three months ended September 30, 2012	Three months ended September 30, 2013
Share price	$4.09	$6.56
Risk-free interest rate	1.10%	1.39%
Dividend yield	-	-
Expected volatility	56.26%	49.50%
Expected term	5.5 years	4.5 years

Pursuant to guidance of ASC 815-40-15-7(i), the Company determined that the Warrants issued in March 2012 as consideration for the acquisition of Éclat could not be considered as being indexed to the Company’s own stock, on the basis that the exercise price for the warrants is determined in U.S. dollars, although the functional currency of the Company is the Euro. The Company determined that these warrants should be accounted as a debt instrument.

As of September 30, 2013, the deferred consideration fair value was estimated by using a discounted cash flow model based on probability adjusted annual gross profit of each of the Éclat Pharmaceuticals products. A discount rate of 20% has been used, except for Hycet for which a discount rate of 13% has been retained.

(c) On February 4, 2013 the Company concluded a $15 million debt financing transaction (Facility Agreement) with Deerfield Management, a current shareholder. Subject to certain limitations, the Company may use the funds for working capital, including continued investment in its research and development projects.

Consideration received was as follows:

⋅
$12.4 million for a Facility agreement of a nominal value of $15 million, including a premium on reimbursement of $2.6 million. The principal amount of the Loan must be repaid over four years as follows: 10% on July 1, 2014, and 20%, 30% and 40% on the second, third, and fourth anniversary, respectively, of the original disbursement date of the Loan. Notwithstanding the foregoing, the entire principal amount of the Loan may be repaid in whole or in part on any interest payment date occurring after December 31, 2013. Interest is payable quarterly, on the first business day of each January, April, July and October.

⋅
$2.6 million for a Royalty agreement whereby, the Company’s wholly owned subsidiary Éclat subject to required regulatory approvals and launch of product, is to pay a 1.75% Royalty of the net sales of certain products sold by Éclat and any of its affiliates until December 31, 2024.

The facility agreement is accounted for at amortized cost using an effective rate of 23%. The Company elected the fair value option for the measurement of the royalty liability.

The facility and royalty agreements are secured by the intellectual property and regulatory rights related to certain ‘Éclat’ Products and certain receivables and the Company has agreed to pledge certain physical assets.

Total future payments on long-term debt for the next five years ending December 31 (assuming the underlying projects are commercially or technically successful for governmental research loans) are as follows:

(In thousands of U.S. dollars)	September 30, 2013

2013	3,471
2014	22,525
2015	31,480
2016	24,187
2017	17,578

99,241